Dear Variable Annuity Owner:

Despite what many see as a developing rebound in the U.S. economy, confidence in the stock market was shaken over the first six months of 2002. News of accounting improprieties at several large companies and a few high profile bankruptcies are at least partially responsible. In any event, the declines in the overall stock market had a significant impact on the equity subaccounts of our variable annuity contracts. Short-term interest rates are at a 40-year low, and falling longer term rates have contributed to a relatively good showing by the investment grade bond market. High yield bonds were impacted by some of the same concerns that hurt the stock market. The European markets and some developing markets performed relatively better, after several years of under performing the U.S. markets. Please read the managers' discussions in the individual fund sections of this booklet for further information on the individual funds and the managers' outlooks.

The table below shows the percent change in unit value for each subaccount of the MEMBERS(R) Variable Annuity II and the MEMBERS(R) Choice Variable Annuity.

                 Percent Change in Unit Value from December 31,
                           2001 through June 30, 2002
------------------------------- ---------------------- ----------------------------- ---------------------
                                  Percent Change in                                   Percent Change in
Subaccount                           Unit Value        Subaccount                         Unit Value
------------------------------- ---------------------- ----------------------------- ---------------------
Money Market                            0.19%          Capital Appreciation Stock           -24.14%
------------------------------- ---------------------- ----------------------------- ---------------------
Bond                                    2.81%          Mid-Cap Stock                         -3.83%
------------------------------- ---------------------- ----------------------------- ---------------------
High Income                            -1.36%          Multi-Cap Growth Stock               -21.42%
------------------------------- ---------------------- ----------------------------- ---------------------
Balanced                               -7.67%          International Stock                    2.93%
------------------------------- ---------------------- ----------------------------- ---------------------
Growth and Income Stock               -11.03%          Global Securities                     -7.76%
------------------------------- ---------------------- ----------------------------- ---------------------

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the variable account level charges in addition to the fund level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these subaccount charges

This booklet is divided into two sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Annuity II and MEMBERS(R) Choice Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity Account:

Statements of Assets and Liabilities.......... page 2
Statements of Operations...................... page 4
Statements of Changes in Net Assets........... page 5
Notes to Financial Statements................. page 8

The second section of this booklet contains the semiannual reports for the Ultra Series Fund, the underlying mutual fund. The Ultra Series Fund includes the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund.

We appreciate the opportunity you have given us to serve your long term asset accumulation goals with MEMBERS Variable Annuity II or MEMBERS Choice Variable Annuity. We know the last six months have been trying ones for equity investors. There may well be some trying times ahead. As always, we believe a long-term perspective and patience are critical to a successful investment strategy. Thank you for your business. We will continue to work hard to earn it.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                      Statements of Assets and Liabilities
                                  June 30, 2002
                                   (Unaudited)

                                          Money                                   High                                Growth and
                                         Market               Bond               Income             Balanced         Income Stock
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Money Market Fund,
   52,719,896 shares at net asset value of
   $1.00 per share (cost $52,719,896) $52,719,896         $        --        $        --         $        --         $        --

Bond Fund,
   6,086,031 shares at net asset value of
   $10.55 per share (cost $63,010,067)         --          64,187,539                 --                  --                  --

High Income Fund,
   1,193,063 shares at net asset value of
   $9.34 per share (cost $11,665,621)          --                  --         11,137,579                  --                  --

Balanced Fund,
   5,686,811 shares at net asset value of
   $17.11 per share (cost $106,167,477)        --                  --                             97,323,171                  --

Growth and Income Stock Fund,
   2,604,215 shares at net asset value of
   $25.71 per share (cost $76,322,113)         --                  --                 --                              66,945,370
                                       ----------          ----------         ----------          ----------          ----------
     Total assets                      52,719,896          64,187,539         11,137,579          97,323,171          66,945,370
                                       ----------          ----------         ----------          ----------          ----------
Liabilities:
Accrued adverse mortality and
   expense charges                         46,194              54,373              9,810              84,685              59,408
                                       ----------          ----------         ----------          ----------          ----------
     Total liabilities                     46,194              54,373              9,810              84,685              59,408
                                       ----------          ----------         ----------          ----------          ----------
     Net assets                       $52,673,702         $64,133,166        $11,127,769         $97,238,486         $66,885,962
                                       ==========          ==========         ==========          ==========          ==========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                          $52,657,568         $64,109,407        $11,112,704         $97,082,645         $66,807,979
Contracts in annuity period
    (note 2 and note 5)                    16,134              23,759             15,065             155,841              77,983
                                       ----------          ----------         ----------          ----------          ----------
     Total contract owners' equity    $52,673,702         $64,133,166        $11,127,769         $97,238,486         $66,885,962
                                       ==========          ==========         ==========          ==========          ==========
     Total units outstanding
       (note 5 and note 6)              5,095,500           5,648,850          1,099,313          11,060,950           8,730,162
                                       ==========          ==========         ==========          ==========          ==========
     Net asset value per unit              $10.34              $11.35             $10.12               $8.79               $7.66
                                       ==========          ==========         ==========          ==========          ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Assets and Liabilities, continued
                                  June 30, 2002
                                   (Unaudited)

                                       Capital                                  Multi-Cap
                                      Appreciation           Mid-Cap             Growth           International         Global
                                          Stock               Stock               Stock               Stock           Securities
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   2,724,990 shares at net asset value of
   $15.79 per share (cost $58,392,942)$43,036,565         $        --         $       --          $       --          $       --

Mid-Cap Stock Fund,
   2,543,382 shares at net asset value of
   $13.49 per share (cost $35,183,361)                     34,311,049                 --                  --                  --

Multi-Cap Growth Stock Fund,
   1,813,810 shares at net asset value of
   $4.93 per share (cost $11,754,765)          --                              8,946,046                  --                  --

International Stock Fund,
   565,177 shares at net asset value of
   $8.18 per share (cost $4,767,236)           --                  --                 --           4,623,253                  --

Global Securities Fund,
   390,585 shares at net asset value of
   $8.27 per share (cost $3,493,983)           --                  --                 --                  --           3,228,228
                                       ----------          ----------          ---------           ---------           ---------
     Total assets                      43,036,565          34,311,049          8,946,046           4,623,253           3,228,228
                                       ----------          ----------          ---------           ---------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                         38,805              30,058              8,057               4,044               2,861
                                       ----------          ----------          ---------           ---------           ---------
     Total liabilities                     38,805              30,058              8,057               4,044               2,861
                                       ----------          ----------          ---------           ---------           ---------
     Net assets                       $42,997,760         $34,280,991         $8,937,989          $4,619,209          $3,225,367
                                       ==========          ==========          =========           =========           =========
Contract owners' equity:
Contracts in accumulation period
    (note 5)                          $42,951,998         $34,234,223         $8,916,548          $4,611,133          $3,216,879
Contracts in annuity period
    (note 2 and note 5)                    45,762              46,768             21,441               8,076               8,488
                                       ----------          ----------          ---------           ---------           ---------
     Total contract owners' equity    $42,997,760          34,280,991         $8,937,989          $4,619,209          $3,225,367
                                       ==========          ==========          =========           =========           =========
     Total units outstanding
       (note 5 and note 6)              6,705,240           3,176,521          1,918,864             572,107             387,450
                                       ==========          ==========          =========           =========           =========
     Net asset value per unit               $6.41              $10.79              $4.66               $8.07               $8.32
                                       ==========          ==========          =========           =========           =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                            Statements of Operations
                       For Six Months Ended June 30, 2002
                                   (Unaudited)

                                          Money                                   High                                Growth and
                                         Market               Bond               Income             Balanced         Income Stock
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $310,211          $       --           $     --          $       --          $       --
  Adverse mortality and expense charges
   (note 3)                              (229,205)           (266,317)           (54,057)           (468,631)           (333,378)
                                        ---------           ---------          ---------          ----------          ----------
  Net investment income (loss)             81,006            (266,317)           (54,057)           (468,631)           (333,378)
                                        ---------           ---------          ---------          ----------          ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --                  --                 --                  --                  --
   Proceeds from sale of securities    23,908,125           1,172,026            271,537             383,070             684,610
   Cost of securities sold            (23,908,125)         (1,170,435)          (279,852)           (412,116)           (733,191)
                                        ---------           ---------          ---------          ----------          ----------
   Net realized gain (loss) on security
    transactions                               --               1,591             (8,315)            (29,046)            (48,581)
  Net change in unrealized appreciation
   or depreciation on investments              --           1,710,418           (130,399)         (6,484,784)         (7,146,909)
                                        ---------           ---------          ---------          ----------          ----------
   Net gain (loss) on investments              --           1,712,009           (138,714)         (6,513,830)         (7,195,490)
                                        ---------           ---------          ---------          ----------          ----------
Net increase (decrease) in net assets
  resulting from operations               $81,006          $1,445,692          ($192,771)        ($6,982,461)        ($7,528,868)
                                        =========           =========          =========          ==========          ==========


                                        Capital                                 Multi-Cap
                                      Appreciation           Mid-Cap             Growth           International         Global
                                          Stock               Stock               Stock               Stock           Securities
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                     $        --          $       --         $       --            $     --            $     --
  Adverse mortality and expense charges
   (note 3)                              (232,362)           (155,359)           (48,376)            (22,537)            (17,015)
                                       ----------           ---------          ---------           ---------           ---------
  Net investment income (loss)           (232,362)           (155,359)           (48,376)            (22,537)            (17,015)
                                       ----------           ---------          ---------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received         --                  --                 --                  --                  --
   Proceeds from sale of securities       525,531             306,119            299,039             104,944              80,203
   Cost of securities sold               (643,417)           (301,845)          (362,849)           (107,738)            (84,717)
                                       ----------           ---------          ---------           ---------           ---------
   Net realized gain (loss) on security
    transactions                         (117,886)              4,274            (63,810)             (2,794)             (4,514)
  Net change in unrealized appreciation
   or depreciation on investments     (11,283,222)         (1,404,351)        (1,985,427)            134,122            (235,036)
                                       ----------           ---------          ---------           ---------           ---------
   Net gain (loss) on investments     (11,401,108)         (1,400,077)        (2,049,237)            131,328            (239,550)
                                       ----------           ---------          ---------           ---------           ---------
Net increase (decrease) in net assets
  resulting from operations          ($11,633,470)        ($1,555,436)       ($2,097,613)           $108,791           ($256,565)
                                       ==========           =========          =========           =========           =========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                       Statements of Changes in Net Assets
       For Six Months Ended June 30, 2002 and Year Ended December 31, 2001
                                   (Unaudited)

                                                 MONEY MARKET SUBACCOUNT                                 BOND SUBACCOUNT
Operations:                                    2002                  2001                          2002                  2001
                                               ----                  ----                          ----                  ----
  Net investment income (loss)               $81,006              $227,069                      ($266,317)           $1,041,362
  Net realized gain (loss) on
   security transactions                          --                    --                          1,591                 5,251
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                      1,710,418              (525,937)
                                         -----------            ----------                    -----------             ---------
    Change in net assets from operations      81,006               227,069                      1,445,692               520,676
                                         -----------            ----------                    -----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            56,068,966            43,066,438                     46,415,293            37,219,322
  Cost of units repurchased              (32,015,122)          (15,230,239)                   (16,514,363)           (5,578,348)
  Actuarial adjustments for mortality
   experience on annuities in payment period       8                    --                             35                     7
  Annuity benefit payments                      (466)                   --                           (682)                 (236)
                                         -----------            ----------                    -----------             ---------
   Change in net assets from capital
    unit transactions                     24,053,386            27,836,199                     29,900,283            31,640,745
                                         -----------            ----------                    -----------             ---------
Increase (decrease) in net assets         24,134,392            28,063,268                     31,345,975            32,161,421
Net assets:
  Beginning of period                     28,539,310               476,042                     32,787,191               625,770
                                         -----------            ----------                    -----------             ---------
  End of period                          $52,673,702           $28,539,310                    $64,133,166           $32,787,191
                                         ===========            ==========                    ===========             =========


                                              HIGH INCOME STOCK SUBACCOUNT                             BALANCED SUBACCOUNT
Operations:                                    2002                  2001                          2002                  2001
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              ($54,057)             $385,175                      ($468,631)           $1,066,984
  Net realized gain (loss) on
   security transactions                      (8,315)              (10,266)                       (29,046)            1,261,373
  Net change in unrealized appreciation
   or depreciation on investments           (130,399)             (397,486)                    (6,484,784)           (2,357,652)
                                          ----------            ----------                    -----------            ----------
    Change in net assets from operations    (192,771)              (22,577)                    (6,982,461)              (29,295)
                                          ----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units             7,361,619             8,612,860                     59,138,660            72,445,293
  Cost of units repurchased               (3,187,770)           (1,818,753)                   (20,428,397)           (9,586,999)
  Actuarial adjustments for mortality
   experience on annuities in payment period      36                     4                            345                    99
  Annuity benefit payments                      (453)                 (136)                        (5,156)               (2,718)
                                          ----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                      4,173,432             6,793,975                     38,705,452            62,855,675
                                          ----------            ----------                    -----------            ----------
Increase (decrease) in net assets          3,980,661             6,771,398                     31,722,991            62,826,380
Net assets:
  Beginning of period                      7,147,108               375,710                     65,515,495             2,689,115
                                          ----------            ----------                    -----------            ----------
  End of period                          $11,127,769            $7,147,108                    $97,238,486           $65,515,495
                                          ==========            ==========                    ===========            ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
       For Six Months Ended June 30, 2002 and Year Ended December 31, 2001
                                   (Unaudited)

                                           GROWTH AND INCOME STOCK SUBACCOUNT                 CAPITAL APPRECIATION STOCK SUBACCOUNT
Operations:                                    2002                  2001                          2002                  2001
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             ($333,378)             $120,376                      ($232,362)            ($182,556))
  Net realized gain (loss) on
   security transactions                     (48,581)              544,996                       (117,886)            3,031,144
  Net change in unrealized appreciation
   or depreciation on investments         (7,146,909)           (2,256,872)                   (11,283,222)           (4,087,834)
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations  (7,528,868)           (1,591,500)                   (11,633,470)           (1,239,246)
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            44,982,519            55,745,938                     31,579,617            41,214,583
  Cost of units repurchased              (18,130,783)           (9,968,808)                   (12,530,985)           (6,659,910)
  Actuarial adjustments for mortality
   experience on annuities in payment period     200                   156                            100                    95
  Annuity benefit payments                    (2,762)               (1,832)                        (1,865)               (1,299)
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     26,849,174            45,775,454                     19,046,867            34,553,469
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         19,320,306            44,183,954                      7,413,397            33,314,223
Net assets:
  Beginning of period                     47,565,656             3,381,702                     35,584,363             2,270,140
                                         -----------            ----------                    -----------            ----------
  End of period                          $66,885,962           $47,565,656                    $42,997,760           $35,584,363
                                         ===========            ==========                    ===========            ==========


                                                MID-CAP STOCK SUBACCOUNT                        MULTI-CAP GROWTH STOCK SUBACCOUNT
Operations:                                    2002                  2001                          2002                  2001
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             ($155,359)              $25,717                       ($48,376)             ($47,558)
  Net realized gain (loss) on
   security transactions                       4,274               773,648                        (63,810)              (57,810)
  Net change in unrealized appreciation
   or depreciation on investments         (1,404,351)              482,505                     (1,985,427)             (820,304)
                                         -----------            ----------                    -----------            ----------
    Change in net assets from operations  (1,555,436)            1,281,870                     (2,097,613)             (925,672)
                                         -----------            ----------                    -----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            22,980,744            21,833,553                      5,922,345             9,600,137
  Cost of units repurchased               (7,739,170)           (3,767,828)                    (2,555,717)           (1,852,572)
  Actuarial adjustments for mortality
   experience on annuities in payment period      45                    35                             59                    20
  Annuity benefit payments                    (1,396)                 (629)                          (838)                 (353)
                                         -----------            ----------                    -----------            ----------
   Change in net assets from capital
    unit transactions                     15,240,223            18,065,131                      3,365,849             7,747,232
                                         -----------            ----------                    -----------            ----------
Increase (decrease) in net assets         13,684,787            19,347,001                      1,268,236             6,821,560
Net assets:
  Beginning of period                     20,596,204             1,249,203                      7,669,753               848,193
                                         -----------            ----------                    -----------            ----------
  End of period                          $34,280,991           $20,596,204                     $8,937,989            $7,669,753
                                         ===========            ==========                    ===========            ==========

See accompanying notes to financial statements.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                 Statements of Changes in Net Assets, continued
       For Six Months Ended June 30, 2002 and Year Ended December 31, 2001
                                   (Unaudited)

                                            INTERNATIONAL STOCK SUBACCOUNT                       GLOBAL SECURITIES SUBACCOUNT
Operations:                                    2002                  2001                          2002                  2001
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              ($22,537)             ($19,237)                      ($17,015)             ($10,598)
  Net realized gain (loss) on
   security transactions                      (2,794)               (8,175)                        (4,514)               (5,642)
  Net change in unrealized appreciation
   or depreciation on investments            134,122              (283,223)                      (235,036)              (33,928)
                                          ----------            ----------                     ----------             ---------
    Change in net assets from operations     108,791              (310,635)                      (256,565)              (50,168)
                                          ----------            ----------                     ----------             ---------
Capital unit transactions (note 5):
  Proceeds from sales of units             3,152,664             3,993,506                      2,170,192             2,925,388
  Cost of units repurchased               (1,723,410)             (945,822)                    (1,215,120)             (480,484)
  Actuarial adjustments for mortality
   experience on annuities in payment period       8                    22                             28                    --
  Annuity benefit payments                      (272)                 (307)                          (432)                  (60)
                                          ----------            ----------                     ----------             ---------
   Change in net assets from capital
    unit transactions                      1,428,990             3,047,399                        954,668             2,444,844
                                          ----------            ----------                     ----------             ---------
Increase (decrease) in net assets          1,537,781             2,736,764                        698,103             2,394,676
Net assets:
  Beginning of period                      3,081,428               344,664                      2,527,264               132,588
                                          ----------            ----------                     ----------             ---------
  End of period                           $4,619,209            $3,081,428                     $3,225,367            $2,527,264
                                          ==========            ==========                     ==========             =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
         MEMBERS Variable Annuity II and MEMBERS Choice Variable Annuity
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The net assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares) or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, a management investment company of the series type with ten funds. It is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the company or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the Contracts. It may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Fees and Charges

     Contract Charges

     Surrender Charge/Contingent Deferred Sales Charge (MEMBERS Variable Annuity II only). At the time purchase payments are paid, no charge is deducted for sales expenses. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. The surrender charge decreases by 1% for each full year that has elapsed since the purchase payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary. The Company currently waives this fee for contracts with $25,000 or more of contract value.

     Annual Rider Charges. The Company deducts a charge on each contract anniversary for each of two optional death benefit riders. The charge is 0.15% of the average monthly contract value for the prior contract year.

     Transfer Fee. No charge is made for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.15%.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the six months ended June 30, 2002, was as follows:

     Money Market Fund........................................  $48,601,353
     Bond Fund................................................   30,830,347
     High Income Fund.........................................    4,394,114
     Balanced Fund............................................   38,645,205
     Growth and Income Stock Fund.............................   27,216,129
     Capital Appreciation Stock Fund..........................   19,346,318
     Mid-Cap Stock Fund.......................................   15,402,254
     Multi-Cap Growth Stock Fund..............................    3,617,575
     International Stock Fund.................................    1,512,568
     Global Securities Fund...................................    1,018,367

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the year ended December 31, 2001, and the six-month period ended June 30, 2002, were as follows:

                                                     Money                            High                       Growth and
                                                    Market           Bond            Income        Balanced     Income Stock
                                                  Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
Units for contracts in accumulation period:
Outstanding at December 31, 2000                     47,304           60,710          37,438        270,714         346,580
Sold                                              4,203,163        3,416,325         837,511      7,642,300       6,351,494
Repurchased                                      (1,484,189)        (507,283)       (178,898)    (1,034,848)     (1,179,449)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                  2,766,278        2,969,752         696,051      6,878,166       5,518,625
Sold                                              5,429,194        4,157,355         710,757      6,394,098       5,389,631
Repurchased                                      (3,101,533)      (1,480,350)       (308,984)    (2,229,044)     (2,188,274)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2002                      5,093,939        5,646,757       1,097,824     11,043,220       8,719,982
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                     --              450             275          5,103           5,026
Repurchased                                              --              (22)            (14)          (297)           (220)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                         --              428             261          4,806           4,806
Sold                                                  1,606            1,726           1,272         13,483           5,707
Repurchased                                             (45)             (61)            (44)          (559)           (333)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2002                          1,561            2,093           1,489         17,730          10,180
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding June 30, 2002             5,095,500        5,648,850       1,099,313     11,060,950       8,730,162
                                                  =========        =========       =========      =========       =========


                                                    Capital                         Multi-Cap
                                                 Appreciation       Mid-Cap          Growth      International     Global
                                                     Stock           Stock            Stock          Stock       Securities
Units for contracts in accumulation period:       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount
                                                  ----------      ----------       ----------     ----------     ----------
Outstanding at December 31, 2000                    241,242          122,396          97,734         35,456          13,024
Sold                                              4,782,979        2,077,912       1,506,849        476,238         321,843
Repurchased                                        (819,448)        (366,889)       (312,826)      (119,443)        (54,917)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                  4,204,773        1,833,419       1,291,757        392,251         279,950
Sold                                              4,176,602        2,025,274       1,109,035        394,085         244,567
Repurchased                                      (1,683,274)        (686,506)       (486,529)      (215,229)       (138,088)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2002                      6,698,101        3,172,187       1,914,263        571,107         386,429
                                                  ---------        ---------       ---------      ---------       ---------

Units for annuitized contracts:
Outstanding at December 31, 2000                         --               --              --             --              --
Sold                                                  5,175            3,024           2,037          1,071             107
Repurchased                                            (161)             (63)            (61)           (38)             (7)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at December 31, 2001                      5,014            2,961           1,976          1,033             100
Sold                                                  2,372            1,498           2,780              2             969
Repurchased                                            (247)            (125)           (155)           (35)            (48)
                                                  ---------        ---------       ---------      ---------       ---------
Outstanding at June 30, 2002                          7,139            4,334           4,601          1,000           1,021
                                                  ---------        ---------       ---------      ---------       ---------

Total units outstanding June 30, 2002             6,705,240        3,176,521       1,918,864        572,107         387,450
                                                  =========        =========       =========      =========       =========

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                         Money Market                Bond                 High Income               Balanced
                                          Subaccount              Subaccount              Subaccount            Stock Subaccount

Unit value:                             2002       2001         2002       2001         2002       2001         2002       2001
                                        ----       ----         ----       ----         ----       ----         ----       ----
  Beginning of period                $10.32     $10.06        $11.04     $10.31       $10.26     $10.04        $9.52      $9.93

  End of period                       10.34      10.32         11.35      11.04        10.12      10.26         8.79       9.52

Net Assets at end of period (000s)    52,674     28,539       64,133     32,787       11,128      7,147       97,238     65,515

Units outstanding at end of
  period (000s)                        5,096      2,766        5,649      2,970        1,099        696       11,061      6,883

Total return1                          0.19%      2.58%         2.81%      7.08%       (1.36%)     2.19%       (7.67%)    (4.13%)

Investment income ratio2               0.78%      2.88%         0.00%      9.11%        0.00%     12.02%        0.00%      4.54%

Expense ratio3                         1.15%      1.15%         1.15%      1.15%        1.15%      1.15%        1.15%      1.15%


                                       Growth and Income     Capital Appreciation           Mid-Cap             Multi-Cap Growth
                                       Stock Subaccount        Stock Subaccount        Stock Subaccount         Stock Subaccount

Unit value:                             2002       2001         2002       2001         2002       2001         2002       2001
                                        ----       ----         ----       ----         ----       ----         ----       ----

  Beginning of period                 $8.61      $9.76         $8.45      $9.41       $11.22     $10.21        $5.93      $8.68

  End of period                        7.66       8.61          6.41       8.45        10.79      11.22         4.66       5.93

Net Assets at end of period (000s)    66,886     47,566       42,998     35,584       34,281     20,596        8,938      7,670

Units outstanding at end of
  period (000s)                        8,730      5,523        6,705      4,210        3,177      1,836        1,919      1,294

Total return1                        (11.03%)   (11.78%)      (24.14%)   (10.20%)      (3.83%)     9.89%      (21.42%)   (31.68%)

Investment income ratio2               0.00%      1.63%         0.00%      0.13%        0.00%      1.40%        0.00%      0.00%

Expense ratio3                         1.15%      1.15%         1.15%      1.15%        1.15%      1.15%        1.15%      1.15%


                    International Global Securities
                      Stock Subaccount Subaccount

Unit value:                             2002       2001         2002       2001
                                        ----       ----         ----       ----

  Beginning of period                 $7.84      $9.72         $9.02     $10.18

  End of period                        8.07       7.84          8.32       9.02

Net Assets at end of period (000s)     4,619      3,081        3,225      2,527

Units outstanding at end of
  period (000s)                          572        393          387        280

Total return1                          2.93%    (19.34%)       (7.76%)   (11.39%)

Investment income ratio2               0.00%      0.04%         0.00%      0.35%

Expense ratio3                         1.15%      1.15%         1.15%      1.15%

1These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

2These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

3These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.